Note 54	12 Months Ended
Dec. 31, 2021
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits for the Board of Directors and members of the Bank's Senior ManagementRemuneration received by non-executive directors in 2021
The remuneration paid to non-executive members of the Board of Directors during the 2021 financial year is indicated below, individualized and itemized:

Remuneration for non-executive directors (thousands of Euros)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (1)	Total
José Miguel Andrés Torrecillas	129	167	66			115		50	527
Jaime Caruana Lacorte	129	167	165	107					567
Raúl Galamba de Oliveira	129			107			43		278
Belén Garijo López	129		66		107	46			349
Sunir Kumar Kapoor	129						43		172
Lourdes Máiz Carro	129		66		43				238
José Maldonado Ramos	129	167				46			342
Ana Peralta Moreno	129		66		43				238
Juan Pi Llorens	129			214		46	43	80	512
Ana Revenga Shanklin	129			107					236
Susana Rodríguez Vidarte	129	167		107		46			449
Carlos Salazar Lomelín	129				43				172
Jan Verplancke	129				43		43		214
Total (2)	1,673	667	431	642	278	301	171	130	4,293
(1) Amounts received during the 2021 financial year by José Miguel Andrés Torrecillas, in his capacity as Deputy Chair of the Board of Directors, and by Juan Pi Llorens, in his capacity as Lead Director.
(2) Includes amounts corresponding to membership on the Board and its various committees during the 2021 financial year.
Also, during the 2021 financial year, €102 thousand was paid out in casualty and healthcare insurance premiums for non-executive directors.
Remuneration received by executive directors in 2021
During the 2021 financial year, the executive directors received the amount of Annual Fixed Remuneration corresponding to that financial year, established for each director in the BBVA Directors' Remuneration Policy, which was approved by the General Meeting held on 20 April 2021 .
In view of the exceptional circumstances arising from the COVID-19 crisis, the executive directors voluntarily waived the generation of all Annual Variable Remuneration (AVR) corresponding to the 2020 financial year, and as such, they did not accrue any remuneration in this respect.

2021 Annual Fixed Remuneration (thousands of Euros)

Chairman	2,924
Chief Executive Officer	2,179
Total	5,103
In addition, in accordance with the conditions established in the BBVA Directors' Remuneration Policy, during the 2021 financial year, the Chief Executive Officer received €654 thousand for the cash in lieu of pension item (equivalent to 30% of his Annual Fixed Remuneration)—given that he does not have a retirement pension (see the "Pension commitments" section of this Note), and €600 thousand for the mobility allowance item.

2020 Annual Variable Remuneration
	In cash (thousands of Euros)	In shares
Chairman	0	0
Chief Executive Officer	0	0
Total	0	0
In accordance with the remuneration policies applicable in 2017 and in application of the settlement and payment system for the Annual Variable Remuneration for said financial year, in 2021, the executive directors have received, the portion of the Deferred Annual Variable Remuneration for the 2017 financial year (60% of the total AVR) payable in 2021 (60% of the Deferred Portion in the case of the Chairman and the entire Deferred Portion in the case of the Chief Executive Officer), after it was determined that no downward adjustment had to be made, based on the result of the multi-year performance indicators approved for such remuneration. In the case of the Chairman, 40% of this remuneration was paid in cash and 60% in shares; and in the case of the Chief Executive Officer, this remuneration was paid in equal parts cash and shares, together, in both cases, with the corresponding update in cash, thus concluding the payment of the Chief Executive Officer's Annual Variable Remuneration for the 2017 financial year.

Deferred Annual Variable Remuneration for previous financial years (1)
	In cash (thousands of Euros)	In shares
Chairman	411	83,692
Chief Executive Officer	307	39,796
Total	717	123,488
(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, together with its update in cash. The Deferred AVR of the Chairman and the Chief Executive Officer for the 2017 financial year is associated with their previous positions as Chief Executive Officer and President & CEO of BBVA USA, respectively.
In addition, the executive directors received remuneration in kind during the 2021 financial year, including insurance premiums and others, amounting to an aggregate total of €486 thousand, of which €328 thousand corresponds to the Chairman and €158 thousand to the Chief Executive Officer.
Remuneration received by Senior Management in 2021
During the 2021 financial year, the members of Senior Management, excluding executive directors, received the amount of the Annual Fixed Remuneration corresponding to that financial year.
As in the case of the executive directors, the members of Senior Management did not accrue any Annual Variable Remuneration for the 2020 financial year, given that, in view of the exceptional circumstances arising from the COVID-19 crisis, they all voluntarily waived its accrual.
The remuneration paid during the 2021 financial year to members of Senior Management as a whole, who held that position as at 31 December 2021 (16 members, excluding executive directors), is itemized by remuneration item below:

2021 Annual Fixed Remuneration (thousands of euros)

Senior Management total	16,435

2020 Annual Variable Remuneration
	In cash (thousands of Euros)	In shares
Senior Management total	0	0
Even though the members of Senior Management have not accrued any amount corresponding to 2020 Annual Variable Remuneration as they waived it, two members of Senior Management have received in 2021 variable remunerations corresponding to retention bonuses derived from their former positions. Therefore, in accordance with the BBVA Group General Remuneration Policy, which is applicable to the members of Senior Management, retention bonuses are considered variable remuneration and comply with applicable rules regarding payment in shares, deferral, ex post adjustments and malus and clawback arrangements established in such Policy for the Annual Variable Remuneration. The variable remunerations received in this regard in 2021 by the members of Senior Management amount to a total aggregate amount of €862 thousand and 203,834 BBVA shares.
In accordance with the remuneration policy for this group applicable in 2017 and in application of the settlement and payment system for the Annual Variable Remuneration for said financial year, in 2021, the members of Senior Management who were beneficiaries of such remuneration received the portion of the Deferred Annual Variable Remuneration for the 2017 financial year payable in 2021, after it was determined that no downward adjustment had to be made, based on the result of the multi-year performance indicators approved for such remuneration. In accordance with the remuneration policy applicable in 2017, current members of Senior Management who held such a position in the 2017 financial year were paid 40% of this remuneration in cash and 60% in shares, while, in the case of members who did not hold such a position in the 2017 financial year, this remuneration was paid in equal parts cash and shares. In both cases, the corresponding update in cash was included. This payment concluded the payment of the Annual Variable Remuneration for the 2017 financial year to the members of Senior Management who, while being members of the Identified Staff, were not members of Senior Management in that financial year.

Annual Variable Remuneration corresponding to previous financial years (1)
	In cash (thousands of Euros)	In shares
Senior Management total	667	119,313
(1) Remuneration corresponding to the Deferred AVR for the 2017 financial year payable in 2021, in the case of members of Senior Management who were beneficiaries, together with its update in cash.
In addition, all members of Senior Management, excluding executive directors, received remuneration in kind during the 2021 financial year, including insurance premiums and others, amounting to a total of €1,409 thousand.
Remuneration of executive directors due in 2022 and subsequent financial years
–Annual Variable Remuneration for executive directors for the 2021 financial year
Following the end of the 2021 financial year, the amount corresponding to the Annual Variable Remuneration of executive directors for said financial year was determined, applying the calculation rules set out in the BBVA Directors' Remuneration Policy approved by the General Meeting held on 20 April 2021, in which it is also established that the remuneration will be subject to the following vesting and payment rules:
•The Upfront Portion (40% of the 2021 Annual Variable Remuneration) will be paid, provided that the applicable conditions are met, during the first quarter of the 2022 financial year, in equal parts cash and shares, amounting to: €849 thousand and 159,235 BBVA shares in the case of the Chairman, and €645 thousand and 120,977 BBVA shares in the case of the Chief Executive Officer.
•The remaining 60% of the 2021 Annual Variable Remuneration will be deferred (40% in cash and 60% in shares) for a period of five years (Deferred Portion) and paid, provided that the applicable conditions are met, proportionally at the end of each year for each of the five years of deferral, in an amount equal to 20% of the Deferred Portion each year: 20% in 2023, 20% in 2024, 20% in 2025, 20% in 2026 and 20% in 2027. The Deferred Portion may be reduced, but never increased, based on the result of the multi-year performance indicators determined by the Board of Directors, on the proposal of the Remuneration Committee and following analysis by the Risk and Compliance Committee, at the beginning of the 2021 financial year. Following the end of the financial year corresponding to the third year of deferral, the result of the multi-year performance indicators will determine the application of the ex post adjustments that, if appropriate, should be made to the outstanding amount of the Deferred Portion. All of this is subject to the vesting and payment rules provided for in the BBVA Directors' Remuneration Policy.
•Moreover, the rest of the rules set forth in the BBVA Directors’ Remuneration Policy regarding the Annual Variable Remuneration of executive directors will be applicable to 2021 Annual Variable Remuneration, including: (i) a withholding period of one year after delivery of the BBVA shares received; (ii) the prohibition of using personal hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update criteria for the Deferred Portion in cash; (iv) malus and clawback arrangements during the whole deferral and withholding period; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the General Meeting held on 2021.
–Deferred Annual Variable Remuneration for executive directors for the 2018 financial year
Following the end of the 2021 financial year, the Deferred Annual Variable Remuneration for the 2018 financial year of executive directors, due to be delivered in 2022, provided that the applicable conditions are met, to executive directors, in the percentages applicable in each case in accordance with the payment schedule established in the remuneration policies in effect in the 2018 financial year and applicable to each of them, was determined.
Therefore, the final amount of the Deferred Annual Variable Remuneration for the 2018 financial year was determined, which has been adjusted downwards based on the result of the multi-year performance indicators set by the Board of Directors in 2018 for its calculation and in application of the corresponding scales of achievement and their corresponding targets and weightings. In addition, the amount of the 2018 Deferred Annual Variable Remuneration of executive directors payable in 2022 (60% of the Deferred Portion of the 2018 AVR in the case of the Chairman and the entire 2018 Deferred AVR in the case of the Chief Executive Officer) was determined in the amount of €364 thousand and 107,386 BBVA shares in the case of the Chairman, and €332 thousand and 61,282 BBVA shares in the case of the Chief Executive Officer. In both cases, this includes the corresponding updates in cash.
–Deferred Annual Variable Remuneration for the Chairman for the 2017 financial year
Following the close of the 2020 financial year, the Deferred Annual Variable Remuneration for the 2017 financial year of executive directors, due to be delivered in 2021, provided that the applicable conditions were met, to executive directors, in the percentages applicable in each case in accordance with the payment schedule established in the remuneration policies in effect in the 2017 financial year and applicable to each of them, was determined.
Thus, based on the result of each of the multi-year performance indicators set by the Board of Directors in 2017 to calculate the Deferred Portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, the final amount of the Deferred Annual Variable Remuneration for the 2017 financial year for executive directors was determined and the amounts due to be paid in 2021 were paid (60% of his Deferred Annual Variable Remuneration for the 2017 financial year in the case of the Chairman, and the whole of it in the case of the Chief Executive Officer); all of which was reported in that financial year.
In 2022, the second payment (20%) of the 2017 Deferred AVR, which was determined to amount to €146 thousand and 27,898 BBVA shares, is due to the Chairman, including the corresponding update.
–Outstanding deferred Annual Variable Remuneration for executive directors
As of the end of the 2021 financial year, in accordance with the conditions established in the remuneration policies applicable in previous years, in addition to the third payment (20%) of the 2017 Deferred AVR (due to be paid in 2023) and 40% of the 2018 Deferred AVR of the Chairman (due to be paid in 2023 and 2024), 60% of the 2019 and 2021 Annual Variable Remuneration for both executive directors remains deferred and will be received in future years, provided that the applicable conditions are met.
Remunerations of Senior Management due in 2022 and subsequent financial years
–Annual Variable Remuneration for Senior Management for the 2021 financial year
Following the end of the 2021 financial year, the Annual Variable Remuneration of members of Senior Management corresponding to said financial year was determined (16 members as at 31 December 2021, excluding executive directors). For all members of Senior Management in aggregate, excluding executive directors, this Annual Variable Remuneration amounted to a total of €9,151 thousand, applying the rules established in the BBVA Group General Remuneration Policy, in which the following applicable vesting and payment rules are established:
•The Upfront Portion (40% of the 2021 Annual Variable Remuneration) will be paid, provided that the applicable conditions are met, during the first four months of the 2022 financial year, in equal parts cash and shares, which represents a total aggregate amount of €1,830 thousand and 346,106 BBVA shares.
•The remaining 60% of the 2021 Annual Variable Remuneration will be deferred (40% in cash and 60% in shares) for a period of five years (Deferred Portion) and paid, provided that the applicable conditions are met, proportionally at the end of each year for each of the 5 years of deferral, in an amount equal to 20% of the Deferred Portion each year: 20% in 2023, 20% in 2024, 20% in 2025, 20% in 2026 and 20% in 2027. The Deferred Portion may be reduced, but never increased, based on the result of the multi-year performance indicators determined by the Board of Directors, on the proposal of the Remuneration Committee and following analysis by the Risk and Compliance Committee, at the beginning of the 2021 financial year. Following the end of the financial year corresponding to the third year of deferral, the result of the multi-year performance indicators will determine the application of the ex post adjustments that, if appropriate, should be made to the outstanding amount of the Deferred Portion. All of this is subject to the vesting and payment rules provided for in the BBVA Group General Remuneration Policy.
•Moreover, the rest of the rules set forth in the BBVA Group General Remuneration Policy regarding the Annual Variable Remuneration of members of Senior Management will be applicable to 2021 Annual Variable Remuneration, including: (i) a withholding period of one year after delivery of the BBVA shares received; (ii) the prohibition of using personal hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update criteria for the Deferred Portion in cash; (iv) malus and clawback arrangements during the whole deferral and withholding period; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as agreed by the General Meeting held on 2021.
–Deferred Annual Variable Remuneration for Senior Management for the 2018 financial year
Following the end of the 2021 financial year, the Deferred Annual Variable Remuneration for members of Senior Management (16 members as at 31 December 2021, excluding executive directors) for the 2018 financial year due to be delivered in 2022, provided that the applicable conditions are met, to members of Senior Management who were beneficiaries of said remuneration, in the percentages applicable in each case in accordance with the payment schedule established in the remuneration policies in effect in the 2018 financial year and applicable to each of them, was determined.
Thus, the final amount of the Deferred Annual Variable Remuneration for the 2018 financial year, which has been adjusted downwards based on the result of the multi-year performance indicators set by the Board of Directors in 2018 for its calculation and in application of the corresponding scales of achievement and their corresponding objectives and weightings, was determined. Thus, the amount of the Deferred Portion of the Annual Variable Remuneration for the 2018 financial year due for delivery in 2022 to those members of Senior Management who were beneficiaries thereof, excluding executive directors, was determined to amount to an aggregate total amount of €691 thousand and 177,104 BBVA shares, including the corresponding updates.
–Deferred Annual Variable Remuneration for Senior Management for the 2017 financial year
Following the end of the 2020 financial year, the Deferred Annual Variable Remuneration for the 2017 financial year for members of Senior Management, excluding executive directors, payable in 2021 to the members of Senior Management who were beneficiaries thereof, provided that the applicable conditions were met, in the corresponding amounts in each case in accordance with the percentages applicable per the payment schedule established in the remuneration policies in effect in the 2017 financial year and applicable to each of them, was determined.
Thus, based on the result of each of the multi-year performance indicators set by the Board of Directors in 2017 to calculate the Deferred Portion of this remuneration, and in application of the corresponding scales of achievement and their corresponding targets and weightings, the final amount of the Deferred Annual Variable Remuneration for the 2017 financial year for members of Senior Management, excluding executive directors, was determined and the amounts payable in 2021 in each case were paid, all of which was reported in that financial year.
In 2022, provided that the applicable conditions are met, an aggregate total amount of €156 thousand euros and 29,267 BBVA shares, including the corresponding updates, is due to be paid to members of Senior Management (16 members as at 31 December 2021, excluding executive directors) as Deferred Annual Variable Remuneration for the 2017 financial year.
–Outstanding deferred Annual Variable Remuneration for Senior Management
As of the end of the 2021 financial year, in accordance with the conditions established in the remuneration policies applicable in previous years, in addition to the third payment (20%) of the 2017 Deferred AVR (due to be paid in 2023), 40% of the 2018 Deferred AVR (due to be paid in 2023 and 2024), and 60% of the 2019 Deferred AVR (due to be paid in 2023, 2024 and 2025) in the case of some members of Senior Management, 60% of the Annual Variable Remuneration for the 2021 financial year remains deferred and will be received in future years, if the applicable conditions are met.
Fixed remuneration system with deferred delivery of shares for non-executive directors
BBVA has a fixed remuneration system with BBVA shares with deferred delivery for its non-executive directors, which was approved by the General Meeting held on 18 March 2006 and extended by resolutions of the General Meetings held on 11 March 2011 and 11 March 2016 for a further five-year period in each case, and by the General Meeting held on 20 April 2021 for a further three-year period.
This system is based on the annual allocation to non-executive directors of a number of "theoretical shares" of BBVA equivalent to 20% of the total annual fixed allowance in cash received by each director in the previous financial year, calculated according to the average closing price of the BBVA share during the 60 trading sessions prior to the dates of the Annual General Meetings approving the corresponding financial statements for each financial year.
These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for any reason other than serious dereliction of their duties.
The "theoretical shares" allocated to non-executive directors who are beneficiaries of the fixed remuneration system with shares with deferred delivery in the 2021 financial year, corresponding to 20% of the total annual fixed allowance in cash received by each of them in the 2020 financial year, were as follows:

	Theoretical shares allocated in 2021 (1)	Theoretical shares accumulated as at 31 December 2021
José Miguel Andrés Torrecillas	22,860	98,772
Jaime Félix Caruana Lacorte	25,585	56,972
Raúl Galamba de Oliveira	9,500	9,500
Belén Garijo López	15,722	77,848
Sunir Kumar Kapoor	7,737	30,652
Lourdes Máiz Carro	10,731	55,660
José Maldonado Ramos	15,416	123,984
Ana Peralta Moreno	10,731	26,396
Juan Pi Llorens	23,079	115,896
Ana Revenga Shanklin	7,568	7,568
Susana Rodríguez Vidarte	20,237	161,375
Carlos Salazar Lomelín	5,642	5,642
Jan Verplancke	9,024	21,416
Total	183,832	791,681
(1)The number of "theoretical shares" allocated to each non-executive director is equal to 20% of the total annual fixed allowance in cash received by each such director in 2020 based on the average closing price of the BBVA share during the 60 trading sessions prior to the General Meeting of 20 April 2021, which was €4.44 per share.
Pension commitments with executive directors and Senior Management
The Bank has not assumed pension commitments with non-executive directors.
With regard to the Chairman, the BBVA Directors' Remuneration Policy establishes a pension framework whereby he is eligible, provided that he does not leave his position as a result of serious dereliction of his duties, to receive a retirement pension, paid in either income or capital, when he reaches the legally established retirement age. The amount of this pension will be determined by the annual contributions made by the Bank, together with their corresponding accumulated yields at that date.
The annual contribution to cover the retirement contingency for the Chairman's defined-contribution system, as established in the BBVA Directors' Remuneration Policy approved by the General Meeting in 2021, amounts to €439 thousand. The Board of Directors may update this amount during the term of the Policy, in the same way and under the same terms as it may update the Annual Fixed Remuneration.
15% of the agreed annual contribution will be based on variable components and considered “discretionary pension benefits” and will, therefore, be subject to the conditions regarding delivery in shares, withholding and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the BBVA Directors' Remuneration Policy.
In the event that the Chairman's contract is terminated before he reaches retirement age for reasons other than serious dereliction of duties, the retirement pension due to the Chairman upon him reaching the legally established retirement age will be calculated based on the funds accumulated through the contributions made by the Bank, under the terms set out, up to that date, plus the corresponding accumulated yield, with no additional contributions to be made by the Bank from the time of termination.
With respect to the commitments in favour of the Chairman to cover the contingencies of death and disability, the Bank will pay the corresponding annual insurance premiums in order to top up this coverage.
In line with the above, during the 2021 financial year, the following amounts were recorded to meet the pension commitments for the Chairman: an amount of €340 thousand with regard to the retirement contingency, which corresponds to the annual contribution agreed to cover the retirement contingency reduced in an amount of €98 thousand corresponding to the downwards adjustment of the “discretionary pension benefits” of 2020 financial year, which were declared at the close of said financial year and had to be registered in the accumulated fund in 2021. Likewise, an amount of €574 thousand has been recorded for the payment of premiums for the death and disability contingencies.
As at 31 December 2021, the total accumulated amount of the fund to meet the retirement commitments for the e Chairman amounted to €24,546 thousand.
With regard to the agreed annual contribution for the retirement contingency corresponding to the 2021 financial year, 15% (€66 thousand) was recorded in said financial year as “discretionary pension benefits”. Following the end of the financial year, this amount was adjusted by applying the same criteria used to determine the Chairman's Annual Variable Remuneration for the 2021 financial year and was determined to amount to €78 thousand, which represents an upwards adjustment of €12 thousand. These “discretionary pension benefits” will be included in the accumulated fund in the 2022 financial year and will be subject to the conditions established for them in the BBVA Directors' Remuneration Policy.
With regard to the Chief Executive Officer, in accordance with the provisions of the BBVA Directors' Remuneration Policy approved by the General Meeting and those of his contract, the Bank is not required to make any contributions to a retirement pension, although he is entitled to an annual cash sum instead of a retirement pension (cash in lieu of pension) equal to 30% of his Annual Fixed Remuneration. However, the Bank does have pension commitments to cover the death and disability contingencies, for which purpose the corresponding annual insurance premiums are paid.
In accordance with the above, in the 2021 financial year, the Bank paid the Chief Executive Officer the fixed-remuneration amount set out for cash in lieu of pension in the "Remuneration received by executive directors in 2021" section of this Note and, likewise, €295 thousand was recorded for the payment of the annual insurance premiums to cover the death and disability contingencies.
Furthermore, in the 2021 financial year, to meet the pension commitments for members of Senior Management (16 members holding that position as at 31 December 2021, excluding executive directors), the following was recorded: an amount of €3,222 thousand for contribution to the retirement contingency and an amount of €1,333 thousand for premiums to cover the death and disability contingencies, as well as a downwards adjustment of €167 thousand for “discretionary pension benefits” corresponding to the 2020 financial year, which were declared at the end of that financial year and had to be registered in the accumulated fund in 2021.
As at 31 December 2021, the total accumulated amount of the fund to meet the retirement commitments for members of Senior Management amounts to €27,472 thousand.
As for the executive directors, 15% of the agreed annual contributions for members of Senior Management to cover the retirement contingency will be based on variable components and considered “discretionary pension benefits”, and are therefore subject to the conditions regarding delivery in shares, withholding and clawback established in the applicable regulations, as well as any other conditions concerning variable remuneration that may be applicable in accordance with the remuneration policy applicable to members of Senior Management.
As such, with regard to the annual contribution for the retirement contingency registered in the 2021 financial year, an amount of €482 thousand was registered in the 2021 financial year as “discretionary pension benefits” and, following the end of the financial year, as in the case of the Chairman, this amount was adjusted by applying the same criteria used to determine the 2021 Annual Variable Remuneration for members of Senior Management. Accordingly, the "discretionary pension benefits" for the financial year, corresponding to all members of Senior Management, were determined to amount to a total of €591 thousand, representing an upwards adjustment of €109 thousand. These “discretionary pension benefits” will be included in the accumulated fund for the 2022 financial year, and will be subject to the conditions established for them in the remuneration policy applicable to members of Senior Management, in accordance with the regulations applicable to the Bank on this matter.
Payments for the termination of the contractual relationship
In accordance with the BBVA Directors' Remuneration Policy, the Bank has no commitments to pay severance indemnity to executive directors.
With regard to Senior Management, excluding executive directors, the Bank did not make any payments arising from the termination of contractual relationships in 2021.